INITIAL PUBLIC OFFERING (Details) - $ / shares		3 Months Ended
	Feb. 08, 2021	Mar. 31, 2021	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrants and offering expenses		28,750,000
Purchase price, per unit			$ 10.00
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrants and offering expenses	28,750,000
Purchase price, per unit	$ 10.00
IPO | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.33
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrants and offering expenses	3,750,000
Purchase price, per unit	$ 10.00